Additional disclosures - Parent company condensed balance sheets (Details) - EUR (€)	Jan. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash equivalents at central banks		€ 199,932,000,000	€ 200,830,000,000	€ 193,102,000,000
Financial assets held for trading		176,921,000,000	156,118,000,000	116,953,000,000
Premises and equipment, net		32,926,000,000	33,044,000,000	32,342,000,000
Other assets		8,856,000,000	10,082,000,000	8,595,000,000
TOTAL ASSETS		1,797,062,000,000	1,734,659,000,000	1,595,835,000,000
LIABILITIES
Other liabilities		17,598,000,000	14,609,000,000	12,698,000,000
TOTAL LIABILITIES		1,692,821,000,000	1,637,074,000,000	1,498,782,000,000
EQUITY
Capital stock	€ 7,912,789,286	8,092,000,000	8,397,000,000	8,670,000,000	€ 8,670,000,000
TOTAL EQUITY		104,241,000,000	97,585,000,000	97,053,000,000	€ 91,322,000,000
TOTAL LIABILITIES AND EQUITY		1,797,062,000,000	1,734,659,000,000	1,595,835,000,000
Parent Company | Reportable Legal Entities
ASSETS
Cash equivalents at central banks		172,524,000,000	177,920,000,000	138,388,000,000
Financial assets held for trading		102,296,000,000	92,128,000,000	77,988,000,000
Investment securities		63,325,000,000	47,560,000,000	29,949,000,000
Net loans and leases		298,068,000,000	314,905,000,000	301,342,000,000
Investment in affiliated companies		99,326,000,000	94,213,000,000	88,549,000,000
Premises and equipment, net		6,368,000,000	6,513,000,000	6,515,000,000
Other assets		15,435,000,000	16,787,000,000	15,219,000,000
TOTAL ASSETS		757,342,000,000	750,026,000,000	657,950,000,000
LIABILITIES
Deposits		398,374,000,000	418,841,000,000	401,212,000,000
Short-term debt		70,771,000,000	54,255,000,000	19,181,000,000
Long-term debt		129,258,000,000	114,447,000,000	99,650,000,000
Total debt		200,029,000,000	168,702,000,000	118,831,000,000
Other liabilities		84,065,000,000	92,437,000,000	71,334,000,000
TOTAL LIABILITIES		682,468,000,000	679,980,000,000	591,377,000,000
EQUITY
Capital stock		8,092,000,000	8,397,000,000	8,670,000,000
Retained earnings and other reserves		66,782,000,000	61,649,000,000	57,903,000,000
TOTAL EQUITY		74,874,000,000	70,046,000,000	66,573,000,000
TOTAL LIABILITIES AND EQUITY		757,342,000,000	750,026,000,000	657,950,000,000
Parent Company | Reportable Legal Entities | Bank subsidiaries
ASSETS
Cash equivalents at central banks		6,834,000,000	14,548,000,000	15,459,000,000
Investment securities		16,137,000,000	14,287,000,000	12,137,000,000
Investment in affiliated companies		74,016,000,000	70,698,000,000	67,735,000,000
LIABILITIES
Deposits		7,832,000,000	16,619,000,000	18,114,000,000
Total debt		0	0	221,000,000
Parent Company | Reportable Legal Entities | Non-bank subsidiaries
ASSETS
Investment securities		1,229,000,000	1,327,000,000	2,087,000,000
Net loans and leases		22,435,000,000	25,312,000,000	31,296,000,000
Investment in affiliated companies		25,310,000,000	23,515,000,000	20,814,000,000
LIABILITIES
Deposits		14,610,000,000	15,106,000,000	18,594,000,000
Total debt		€ 1,816,000,000	€ 1,638,000,000	€ 649,000,000